Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring and Nonrecurring Basis
	As at June 30, 2024 (unaudited)		As at December 31, 2023		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Fair Value of Financial Instruments
Accounts receivable	1,565	1,565	5,053	5,053	3	8
Accounts payable	6,904	6,904	6,963	6,963	3	16
Indebtedness to related parties, current	-	-	1,278	1,278	3	19
Bonds, mortgages and other long-term debt	1,734	1,734	1,654	1,654	3	18
Convertible note payable, noncurrent	9,313	10,413	1,519	1,846	3	18
Indebtedness to related parties, noncurrent	7,478	7,478	9,695	9,695	3	19